STOCKHOLDERS' EQUITY - Preferred Stock (Details) $ / shares in Units, $ in Thousands				3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 22, 2026 USD ($) shares	Mar. 30, 2026 USD ($) D Vote $ / shares shares	May 07, 2025 shares	Jun. 30, 2026 $ / shares shares	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 22, 2026 $ / shares	Feb. 05, 2026 $ / shares shares	Oct. 31, 2025 $ / shares
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized (in shares)				10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)				26,411.5				26,411.5		0	856
Preferred stock, shares outstanding (in shares)				26,411.5				26,411.5		0	856
Warrants to purchase shares of common stock													7,703
Exercise price per share | $ / shares												$ 29.06	$ 137.5	$ 137.5
Series A-1 Preferred shares converted			856
Series A-1 Preferred shares issued			13,816
Number of votes, common shares | Vote										1
Stock split ratio				0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2
Warrants, 2026
STOCKHOLDERS' EQUITY
Warrants to purchase shares of common stock	215,073
Private placement
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Conversion price | $ / shares		$ 29.06
Preferred stock, shares issued (in shares)	5,000	11,411.5
Preferred stock stated value per share | $ / shares		$ 1,000
Warrants to purchase shares of common stock		490,861
Exercise price per share | $ / shares		$ 29.06
Purchase price paid in exchange for notes | $		$ 2,600
Net proceeds from issuance of equity | $	$ 4,000	$ 4,600						$ 8,630
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized (in shares)		31,412
Preferred stock, par value (in dollars per share) | $ / shares		$ 1,000
Number of votes, preferred shares | Vote		0
Conversion price | $ / shares		$ 29.06
Conversion floor price | $ / shares				$ 2.25				$ 2.25
Beneficial ownership limit		4.99%
Prior notice period requirement		61 days
Preferred stock, dividend rate, percentage		15.00%
Liquidation preference premium, percentage		125.00%
Series A Preferred Stock | Maximum
STOCKHOLDERS' EQUITY
Beneficial ownership limit		9.99%
Series A Preferred Stock | Alternate conversion
STOCKHOLDERS' EQUITY
Percent of shareholder, conversion rate		90.00%
Threshold trading days | D		5
Series A Preferred Stock | Triggering event
STOCKHOLDERS' EQUITY
Percent of shareholder, conversion rate		80.00%
Percentage of threshold premium		125.00%